OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous assets [abstract]
Schedule of composition of other financial assets

The composition of other financial assets is as follows:

	Current Assets		Non-current assets		Total Assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

(a) Other financial assets
Private investment funds	472,232	536,991	-	-	472,232	536,991
Deposits in guarantee (aircraft)	15,690	16,819	41,058	56,846	56,748	73,665
Guarantees for margins of derivatives	2,197	939	-	-	2,197	939
Other investments	-	-	494	522	494	522
Domestic and foreign bonds	1,421	-	-	-	1,421	-
Other guarantees given	6,031	140,733	46,019	44,757	52,050	185,490
Other	-	5,935	-	-	-	5,935
Subtotal of other financial assets	497,571	701,417	87,571	102,125	585,142	803,542

(b) Hedging assets

Interest accrued since the last payment date
of Cross currency swap	202	64	-	-	202 64
Fair value of interest rate derivatives	3,113	-	-	-	3,113	-
Fair value of foreign currency derivatives	48,322	1,259	519	-	48,841	1,259
Fair value of fuel price derivatives	10,711	10,088	-	-	10,711	10,088
Subtotal of hedging assets	62,348	11,411	519	-	62,867	11,411
Total Other Financial Assets	559,919	712,828	88,090	102,125	648,009	814,953